UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04526

Name of Registrant: Vanguard Quantitative Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: December 31, 2014

Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments
As of December 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (98.5%)[1]
Consumer Discretionary (11.6%)
	Home Depot Inc.	543,528	57,054
	Lowe's Cos. Inc.	719,450	49,498
	Comcast Corp. Class A	774,170	44,910
	Wyndham Worldwide Corp.	452,950	38,845
	Walt Disney Co.	391,175	36,845
	NIKE Inc. Class B	328,200	31,556
*	Netflix Inc.	75,320	25,730
*	Priceline Group Inc.	21,350	24,343
	Time Warner Inc.	281,015	24,004
	Cablevision Systems Corp. Class A	1,087,590	22,448
	Time Warner Cable Inc.	144,020	21,900
*	O'Reilly Automotive Inc.	103,500	19,936
	Viacom Inc. Class B	254,614	19,160
	McDonald's Corp.	203,048	19,026
*	AutoZone Inc.	24,759	15,329
	Expedia Inc.	173,147	14,780
*	DIRECTV	168,499	14,609
	Delphi Automotive plc	191,950	13,959
	H&R Block Inc.	398,400	13,418
	Marriott International Inc. Class A	168,800	13,171
	Best Buy Co. Inc.	322,300	12,563
*	Chipotle Mexican Grill Inc. Class A	17,200	11,774
	Ford Motor Co.	702,720	10,892
	Kohl's Corp.	158,500	9,675
	TJX Cos. Inc.	138,280	9,483
	Graham Holdings Co. Class B	9,963	8,605
	Ross Stores Inc.	86,100	8,116
*	Charter Communications Inc. Class A	48,696	8,114
*	Fossil Group Inc.	67,756	7,503
	Starbucks Corp.	89,640	7,355
	Omnicom Group Inc.	92,450	7,162
*	News Corp. Class A	453,700	7,119
	Interpublic Group of Cos. Inc.	337,785	7,016
	Gap Inc.	147,296	6,203
	Genuine Parts Co.	44,841	4,779
	Staples Inc.	252,252	4,571
	Macy's Inc.	61,580	4,049
*	Liberty Global plc	80,731	3,900
	Wynn Resorts Ltd.	25,437	3,784
	Target Corp.	44,390	3,370
*	Ulta Salon Cosmetics & Fragrance Inc.	24,945	3,189
	Whirlpool Corp.	16,186	3,136
*	NVR Inc.	2,400	3,061
*	Amazon.com Inc.	9,250	2,871
*	Dollar General Corp.	37,400	2,644
	Newell Rubbermaid Inc.	65,780	2,506
	PVH Corp.	18,000	2,307
	Mattel Inc.	73,360	2,270
*	Mohawk Industries Inc.	14,102	2,191

	Johnson Controls Inc.	41,840	2,023
*	Dollar Tree Inc.	26,000	1,830
	Hasbro Inc.	28,517	1,568
*	Liberty Media Corp.	41,400	1,450
	L Brands Inc.	16,610	1,438
*	Discovery Communications Inc. Class A	39,940	1,376
	Goodyear Tire & Rubber Co.	47,400	1,354
*	Discovery Communications Inc.	39,940	1,347
*	Liberty Ventures Class A	29,000	1,094
*	Apollo Education Group Inc.	30,370	1,036
*,^ Sears Holdings Corp.		30,500	1,006
*	TripAdvisor Inc.	13,000	971
	GNC Holdings Inc. Class A	13,600	639
*	Liberty Broadband Corp.	10,350	516
	Time Inc.	18,721	461
*	Kate Spade & Co.	14,200	455
	Las Vegas Sands Corp.	6,500	378
	CBS Corp. Class B	5,690	315
*	Murphy USA Inc.	4,500	310
*	ITT Educational Services Inc.	26,985	259
*	Michaels Cos. Inc.	9,500	235
*	Lee Enterprises Inc.	56,200	207
*	Liberty TripAdvisor Holdings Inc. Class A	7,600	204
	VF Corp.	2,640	198
	CST Brands Inc.	3,800	166
*	Isle of Capri Casinos Inc.	18,200	152
	DeVry Education Group Inc.	2,800	133
*	Sally Beauty Holdings Inc.	3,900	120
	Service Corp. International	5,200	118
*	Ascena Retail Group Inc.	7,300	92
*	Orbitz Worldwide Inc.	10,200	84
*	1-800-Flowers.com Inc. Class A	8,800	73
*	Townsquare Media Inc. Class A	5,000	66
*	Biglari Holdings Inc.	154	62
*	New York & Co. Inc.	22,498	59
*	Outerwall Inc.	700	53
	Signet Jewelers Ltd.	400	53
	Harley-Davidson Inc.	700	46
	Big 5 Sporting Goods Corp.	2,781	41
*	VOXX International Corp. Class A	3,600	32
	PulteGroup Inc.	1,440	31
*	Citi Trends Inc.	1,200	30
	Blyth Inc.	2,798	26
*	Ruby Tuesday Inc.	3,700	25
*	Bloomin' Brands Inc.	900	22
*	Tower International Inc.	800	20
*	Aeropostale Inc.	8,200	19
*	Cooper-Standard Holding Inc.	300	17
*	Barnes & Noble Inc.	700	16
	Lamar Advertising Co. Class A	300	16
*	Regis Corp.	900	15
	Spartan Motors Inc.	2,400	13
	SeaWorld Entertainment Inc.	617	11
*	Ambassadors Group Inc.	3,200	8
*	Red Robin Gourmet Burgers Inc.	100	8
*	Under Armour Inc. Class A	100	7
*	FTD Cos. Inc.	100	3

Ruth's Hospitality Group Inc.	200	3
* Express Inc.	200	3
* New Home Co. Inc.	200	3
* Boyd Gaming Corp.	208	3
* Carmike Cinemas Inc.	100	3
* MGM Resorts International	100	2
* Furniture Brands International Inc.	600	—
		713,045
Consumer Staples (10.0%)
Procter & Gamble Co.	996,140	90,738
PepsiCo Inc.	710,681	67,202
Wal-Mart Stores Inc.	716,703	61,550
Coca-Cola Co.	1,145,934	48,381
CVS Health Corp.	365,788	35,229
Altria Group Inc.	625,081	30,798
Philip Morris International Inc.	334,878	27,276
Dr Pepper Snapple Group Inc.	318,499	22,830
Sysco Corp.	560,929	22,263
Costco Wholesale Corp.	153,400	21,744
Kimberly-Clark Corp.	185,631	21,448
Archer-Daniels-Midland Co.	399,778	20,788
Reynolds American Inc.	270,890	17,410
* Constellation Brands Inc. Class A	170,300	16,718
Avon Products Inc.	1,684,316	15,816
Kroger Co.	239,993	15,410
ConAgra Foods Inc.	331,200	12,016
Coca-Cola Enterprises Inc.	221,640	9,801
Mondelez International Inc. Class A	261,108	9,485
* Walgreens Boots Alliance Inc.	85,090	6,484
Hershey Co.	53,255	5,535
Tyson Foods Inc. Class A	134,435	5,389
General Mills Inc.	100,843	5,378
Kraft Foods Group Inc.	74,454	4,665
JM Smucker Co.	39,463	3,985
Clorox Co.	29,820	3,108
Safeway Inc.	75,810	2,662
Campbell Soup Co.	55,020	2,421
* Pilgrim's Pride Corp.	60,700	1,990
Keurig Green Mountain Inc.	7,600	1,006
* Rite Aid Corp.	62,100	467
* Adecoagro SA	32,210	258
Hormel Foods Corp.	1,821	95
* Omega Protein Corp.	4,487	47
Colgate-Palmolive Co.	126	9
		610,404
Energy (6.1%)
Exxon Mobil Corp.	1,113,464	102,940
Chevron Corp.	379,927	42,620
Anadarko Petroleum Corp.	402,700	33,223
Occidental Petroleum Corp.	381,732	30,771
ConocoPhillips	377,890	26,097
National Oilwell Varco Inc.	317,243	20,789
Schlumberger Ltd.	237,709	20,303
EOG Resources Inc.	146,800	13,516
Valero Energy Corp.	258,300	12,786
Phillips 66	165,700	11,881

Tesoro Corp.	149,600	11,123
Nabors Industries Ltd.	821,800	10,667
Kinder Morgan Inc.	151,490	6,410
Marathon Petroleum Corp.	64,000	5,777
* Southwestern Energy Co.	173,796	4,743
* Cameron International Corp.	87,600	4,376
* Newfield Exploration Co.	127,800	3,466
Baker Hughes Inc.	55,200	3,095
Williams Cos. Inc.	58,000	2,607
Spectra Energy Corp.	65,400	2,374
* FMC Technologies Inc.	49,800	2,333
* Cheniere Energy Inc.	21,796	1,534
* California Resources Corp.	149,639	825
EnLink Midstream LLC	20,195	718
Ensco plc Class A	17,100	512
* WPX Energy Inc.	27,700	322
* Pacific Drilling SA	44,150	205
CONSOL Energy Inc.	3,100	105
* Harvest Natural Resources Inc.	52,777	96
* SEACOR Holdings Inc.	1,100	81
* TransAtlantic Petroleum Ltd.	10,737	58
Aegean Marine Petroleum Network Inc.	2,036	29
Halliburton Co.	532	21
Ocean Rig UDW Inc.	2,142	20
* InterOil Corp.	300	15
Devon Energy Corp.	200	12
Plains GP Holdings LP Class A	200	5
North American Energy Partners Inc.	1,600	5
* Apco Oil and Gas International Inc.	236	3
		376,459
Financials (16.2%)
Wells Fargo & Co.	1,804,655	98,931
JPMorgan Chase & Co.	1,524,341	95,393
* Berkshire Hathaway Inc. Class B	438,465	65,836
Bank of America Corp.	2,761,990	49,412
Citigroup Inc.	885,688	47,925
Capital One Financial Corp.	474,140	39,140
American Express Co.	325,995	30,331
Assurant Inc.	374,310	25,614
Goldman Sachs Group Inc.	128,650	24,936
Ameriprise Financial Inc.	188,304	24,903
American International Group Inc.	443,475	24,839
Simon Property Group Inc.	126,847	23,100
Morgan Stanley	594,850	23,080
Navient Corp.	1,013,901	21,910
Allstate Corp.	303,280	21,305
Travelers Cos. Inc.	188,526	19,955
US Bancorp	437,194	19,652
Aon plc	195,260	18,517
Ventas Inc.	228,769	16,403
Prologis Inc.	378,970	16,307
Progressive Corp.	602,373	16,258
Host Hotels & Resorts Inc.	679,030	16,141
McGraw Hill Financial Inc.	176,800	15,732
Discover Financial Services	235,738	15,438
General Growth Properties Inc.	499,864	14,061
SunTrust Banks Inc.	300,040	12,572

Moody's Corp.	122,080	11,696
Crown Castle International Corp.	147,430	11,603
Health Care REIT Inc.	151,740	11,482
PNC Financial Services Group Inc.	117,700	10,738
Marsh & McLennan Cos. Inc.	173,240	9,916
BlackRock Inc.	27,340	9,776
Intercontinental Exchange Inc.	42,620	9,346
Lincoln National Corp.	151,500	8,737
Weyerhaeuser Co.	234,223	8,406
Public Storage	39,850	7,366
Regions Financial Corp.	682,890	7,211
Legg Mason Inc.	121,496	6,484
BB&T Corp.	147,180	5,724
HCP Inc.	110,660	4,872
Principal Financial Group Inc.	93,710	4,867
Aflac Inc.	78,110	4,772
Unum Group	123,400	4,304
Apartment Investment & Management Co. Class A	109,360	4,063
People's United Financial Inc.	231,042	3,507
Macerich Co.	39,860	3,325
XL Group plc Class A	91,540	3,146
Chubb Corp.	30,269	3,132
Leucadia National Corp.	118,700	2,661
First Horizon National Corp.	178,470	2,424
Plum Creek Timber Co. Inc.	53,922	2,307
Prudential Financial Inc.	24,854	2,248
Equity Residential	30,740	2,208
* Realogy Holdings Corp.	49,000	2,180
Cincinnati Financial Corp.	41,980	2,176
Invesco Ltd.	48,660	1,923
Equity LifeStyle Properties Inc.	33,800	1,742
NASDAQ OMX Group Inc.	32,980	1,582
Retail Properties of America Inc.	91,800	1,532
* Genworth Financial Inc. Class A	172,824	1,469
CME Group Inc.	15,700	1,392
Bank of New York Mellon Corp.	30,865	1,252
Northern Trust Corp.	16,980	1,144
Excel Trust Inc.	80,493	1,078
Kimco Realty Corp.	41,690	1,048
Torchmark Corp.	15,090	817
* CBRE Group Inc. Class A	20,871	715
Validus Holdings Ltd.	16,500	686
Aspen Insurance Holdings Ltd.	13,696	599
American Tower Corporation	6,050	598
Columbia Property Trust Inc.	22,200	563
Spirit Realty Capital Inc.	43,700	520
BankUnited Inc.	17,300	501
SLM Corp.	46,578	475
Symetra Financial Corp.	15,300	353
Chimera Investment Corp.	108,400	345
CIT Group Inc.	7,090	339
* Equity Commonwealth	13,000	334
* Forest City Enterprises Inc. Class A	12,200	260
AG Mortgage Investment Trust Inc.	12,800	238
Healthcare Realty Trust Inc.	8,500	232
Washington Prime Group Inc.	11,700	201
* NewStar Financial Inc.	14,083	180

Voya Financial Inc.	3,700	157
Old Republic International Corp.	10,100	148
Chatham Lodging Trust	4,800	139
Endurance Specialty Holdings Ltd.	2,100	126
Apollo Commercial Real Estate Finance Inc.	7,500	123
Erie Indemnity Co. Class A	1,300	118
Assured Guaranty Ltd.	4,300	112
ACE Ltd.	900	103
ZAIS Financial Corp.	5,800	100
Select Income REIT	3,800	93
MVC Capital Inc.	9,327	92
Inland Real Estate Corp.	7,000	77
* FNFV Group	4,000	63
KeyCorp	3,900	54
Arbor Realty Trust Inc.	7,763	53
Parkway Properties Inc.	2,600	48
Armada Hoffler Properties Inc.	4,200	40
CorEnergy Infrastructure Trust Inc.	5,218	34
FelCor Lodging Trust Inc.	2,700	29
ProAssurance Corp.	600	27
BancorpSouth Inc.	1,100	25
* Cascade Bancorp	4,022	21
First Interstate BancSystem Inc. Class A	700	19
* Ladder Capital Corp.	900	18
Southwest Bancorp Inc.	900	16
Willis Group Holdings plc	300	13
TFS Financial Corp.	751	11
Suffolk Bancorp	300	7
Geo Group Inc.	100	4
New York REIT Inc.	282	3
Investors Bancorp Inc.	100	1
		992,360
Health Care (15.8%)
Johnson & Johnson	1,275,116	133,339
Pfizer Inc.	3,493,290	108,816
Merck & Co. Inc.	1,408,076	79,965
* Gilead Sciences Inc.	700,692	66,047
AbbVie Inc.	781,123	51,117
* Express Scripts Holding Co.	535,908	45,375
Eli Lilly & Co.	655,055	45,192
Bristol-Myers Squibb Co.	651,532	38,460
* Biogen Idec Inc.	104,140	35,350
* Boston Scientific Corp.	2,459,587	32,590
* Anthem Inc.	257,560	32,368
Cardinal Health Inc.	369,780	29,852
UnitedHealth Group Inc.	255,728	25,852
Cigna Corp.	206,040	21,204
Amgen Inc.	120,290	19,161
Abbott Laboratories	371,960	16,746
* Regeneron Pharmaceuticals Inc.	32,280	13,243
* DaVita HealthCare Partners Inc.	167,000	12,649
* Mylan Inc.	219,790	12,390
* Edwards Lifesciences Corp.	96,200	12,254
Aetna Inc.	134,520	11,949
* Laboratory Corp. of America Holdings	105,920	11,429
CR Bard Inc.	52,870	8,809
McKesson Corp.	41,300	8,573

Humana Inc.	59,190	8,501
Thermo Fisher Scientific Inc.	65,370	8,190
AmerisourceBergen Corp. Class A	89,570	8,076
* Celgene Corp.	64,720	7,240
Allergan Inc.	32,800	6,973
* Vertex Pharmaceuticals Inc.	38,400	4,562
Quest Diagnostics Inc.	63,810	4,279
* HCA Holdings Inc.	56,200	4,125
Stryker Corp.	42,850	4,042
Becton Dickinson and Co.	28,076	3,907
Baxter International Inc.	49,429	3,623
Zimmer Holdings Inc.	31,800	3,607
* VCA Inc.	66,600	3,248
PerkinElmer Inc.	62,850	2,748
Medtronic Inc.	34,983	2,526
Agilent Technologies Inc.	57,280	2,345
Zoetis Inc.	51,800	2,229
* Hospira Inc.	33,537	2,054
* Medivation Inc.	19,100	1,903
* Illumina Inc.	9,100	1,680
* Health Net Inc.	26,600	1,424
* Intuitive Surgical Inc.	2,590	1,370
* Valeant Pharmaceuticals International Inc.	7,420	1,062
* Mallinckrodt plc	6,200	614
* Neurocrine Biosciences Inc.	25,700	574
Universal Health Services Inc. Class B	5,090	566
* BioTelemetry Inc.	51,600	518
Omnicare Inc.	5,700	416
* AMAG Pharmaceuticals Inc.	7,400	315
* Myriad Genetics Inc.	9,100	310
* Halyard Health Inc.	6,599	300
* Vanda Pharmaceuticals Inc.	19,100	274
* Progenics Pharmaceuticals Inc.	27,800	210
* Horizon Pharma plc	14,700	189
* Celldex Therapeutics Inc.	10,100	184
* Dynavax Technologies Corp.	10,609	179
* Pain Therapeutics Inc.	78,492	159
* Amicus Therapeutics Inc.	19,000	158
* TESARO Inc.	4,200	156
* Alere Inc.	3,600	137
* Puma Biotechnology Inc.	700	132
* SciClone Pharmaceuticals Inc.	13,900	122
* PTC Therapeutics Inc.	1,608	83
* XenoPort Inc.	7,400	65
* Insmed Inc.	4,100	63
* Cytokinetics Inc.	7,700	62
* ImmunoGen Inc.	9,100	56
* Anacor Pharmaceuticals Inc.	1,320	43
* Genocea Biosciences Inc.	5,929	42
* ABIOMED Inc.	1,000	38
* ARIAD Pharmaceuticals Inc.	3,900	27
* Pacific Biosciences of California Inc.	2,800	22
* Acorda Therapeutics Inc.	500	20
* Sunesis Pharmaceuticals Inc.	7,500	19
* Durect Corp.	22,900	18
* KaloBios Pharmaceuticals Inc.	9,725	17
* Eagle Pharmaceuticals Inc.	1,079	17

*	China Biologic Products Inc.	200	13
*	POZEN Inc.	1,400	11
*	Vical Inc.	10,142	11
*	ArQule Inc.	8,200	10
	Theravance Inc.	700	10
*	Envision Healthcare Holdings Inc.	253	9
*	Targacept Inc.	3,152	8
*	Tenax Therapeutics Inc.	1,913	7
*	Celsion Corp.	2,500	6
*	Inovio Pharmaceuticals Inc.	600	6
*	Intrexon Corp.	200	6
*	Threshold Pharmaceuticals Inc.	1,400	4
*,^ GTx Inc.		4,487	3
*	Discovery Laboratories Inc.	2,200	3
*	Paratek Pharmaceuticals Inc.	1	—
			968,652
Industrials (11.2%)
	General Electric Co.	3,778,880	95,492
	General Dynamics Corp.	411,430	56,621
	Union Pacific Corp.	474,413	56,517
	Boeing Co.	400,510	52,058
	Lockheed Martin Corp.	205,734	39,618
	Illinois Tool Works Inc.	303,100	28,704
	Southwest Airlines Co.	592,711	25,084
	United Technologies Corp.	212,510	24,439
	Pitney Bowes Inc.	919,882	22,418
	United Parcel Service Inc. Class B	176,580	19,630
*	Tyco International plc	425,500	18,662
	Caterpillar Inc.	203,421	18,619
	Northrop Grumman Corp.	112,770	16,621
	FedEx Corp.	80,250	13,936
	3M Co.	76,340	12,544
	Cintas Corp.	158,200	12,409
	Danaher Corp.	138,400	11,862
	Waste Management Inc.	209,036	10,728
	Republic Services Inc. Class A	261,680	10,533
	Snap-on Inc.	76,100	10,406
*	United Rentals Inc.	100,100	10,211
*	Spirit AeroSystems Holdings Inc. Class A	209,000	8,995
	Raytheon Co.	77,569	8,391
	ADT Corp.	229,900	8,329
	Emerson Electric Co.	118,249	7,300
	Stanley Black & Decker Inc.	73,290	7,042
	Honeywell International Inc.	67,900	6,785
	Nielsen NV	128,800	5,761
	Pentair plc	86,300	5,732
	Ingersoll-Rand plc	89,260	5,658
	Norfolk Southern Corp.	50,950	5,585
	CSX Corp.	140,687	5,097
	Allegion plc	91,200	5,058
	L-3 Communications Holdings Inc.	39,925	5,039
	Delta Air Lines Inc.	99,000	4,870
	CH Robinson Worldwide Inc.	54,390	4,073
	Dun & Bradstreet Corp.	33,330	4,032
	Allison Transmission Holdings Inc.	95,277	3,230
	Precision Castparts Corp.	11,000	2,650
	Deere & Co.	23,952	2,119

* AerCap Holdings NV	53,900	2,092
* Verisk Analytics Inc. Class A	24,700	1,582
Dover Corp.	21,004	1,506
Ryder System Inc.	16,100	1,495
Roper Industries Inc.	9,331	1,459
KAR Auction Services Inc.	31,900	1,105
Huntington Ingalls Industries Inc.	6,600	742
* United Continental Holdings Inc.	8,000	535
* RPX Corp.	32,700	451
Masco Corp.	15,200	383
MFC Industrial Ltd.	44,248	313
* ARC Document Solutions Inc.	29,893	306
Babcock & Wilcox Co.	9,800	297
* MRC Global Inc.	17,300	262
American Airlines Group Inc.	4,500	241
Alliant Techsystems Inc.	1,500	174
PACCAR Inc.	2,000	136
* Spirit Airlines Inc.	1,200	91
Federal Signal Corp.	5,200	80
* IHS Inc. Class A	500	57
Civeo Corp.	11,500	47
* Norcraft Cos. Inc.	2,200	42
Owens Corning	800	29
* Vectrus Inc.	566	16
Intersections Inc.	2,940	11
Hubbell Inc. Class B	100	11
Con-way Inc.	151	7
* WABCO Holdings Inc.	34	4
* Navigant Consulting Inc.	200	3
* Copart Inc.	69	3
		686,338
Information Technology (18.6%)
Apple Inc.	2,191,131	241,857
Microsoft Corp.	1,984,294	92,170
International Business Machines Corp.	538,284	86,362
Hewlett-Packard Co.	1,777,010	71,311
Intel Corp.	1,798,519	65,268
* Google Inc. Class A	84,194	44,678
Oracle Corp.	725,915	32,644
Computer Sciences Corp.	468,040	29,510
Fidelity National Information Services Inc.	378,480	23,541
Visa Inc. Class A	88,220	23,131
* Google Inc. Class C	43,546	22,923
Seagate Technology plc	329,646	21,921
Western Union Co.	1,210,808	21,686
* Micron Technology Inc.	602,800	21,104
MasterCard Inc. Class A	236,129	20,345
* Facebook Inc. Class A	259,310	20,231
Western Digital Corp.	170,055	18,825
Xerox Corp.	1,344,720	18,638
Accenture plc Class A	201,487	17,995
Texas Instruments Inc.	331,802	17,740
* eBay Inc.	314,660	17,659
Symantec Corp.	679,886	17,442
Cisco Systems Inc.	618,627	17,207
* Fiserv Inc.	233,375	16,563
Harris Corp.	223,110	16,024

QUALCOMM Inc.	188,450	14,007
Intuit Inc.	150,000	13,829
* Electronic Arts Inc.	278,200	13,080
* VeriSign Inc.	190,600	10,864
CA Inc.	338,729	10,314
* Cognizant Technology Solutions Corp. Class A	178,500	9,400
Corning Inc.	302,275	6,931
* Citrix Systems Inc.	101,302	6,463
NVIDIA Corp.	313,520	6,286
* Adobe Systems Inc.	83,100	6,041
Broadcom Corp. Class A	127,204	5,512
Paychex Inc.	113,137	5,224
Total System Services Inc.	125,610	4,266
TE Connectivity Ltd.	48,400	3,061
* F5 Networks Inc.	21,000	2,740
* Autodesk Inc.	42,200	2,535
Motorola Solutions Inc.	36,000	2,415
NetApp Inc.	54,816	2,272
* AOL Inc.	48,400	2,235
EMC Corp.	67,650	2,012
Marvell Technology Group Ltd.	108,900	1,579
Xilinx Inc.	34,130	1,477
* EchoStar Corp. Class A	22,208	1,166
FLIR Systems Inc.	33,600	1,086
* Keysight Technologies Inc.	28,640	967
Automatic Data Processing Inc.	11,200	934
* NCR Corp.	30,000	874
* Zillow Inc. Class A	7,300	773
Juniper Networks Inc.	32,038	715
InterActiveCorp	10,139	616
* Cimpress NV	6,300	471
* Genpact Ltd.	24,100	456
* Flextronics International Ltd.	31,587	353
* CommScope Holding Co. Inc.	14,400	329
* Zynga Inc. Class A	107,800	287
* FleetCor Technologies Inc.	1,700	253
* King Digital Entertainment plc	15,300	235
* CoreLogic Inc.	6,300	199
Avago Technologies Ltd. Class A	1,800	181
* Blackhawk Network Holdings Inc. Class B	4,564	172
* Sonus Networks Inc.	40,812	162
* MoneyGram International Inc.	15,106	137
* Web.com Group Inc.	4,700	89
* WebMD Health Corp.	2,196	87
* Glu Mobile Inc.	22,200	87
* Global Cash Access Holdings Inc.	11,300	81
PC-Tel Inc.	9,160	79
Altera Corp.	1,800	66
Leidos Holdings Inc.	1,400	61
* Zebra Technologies Corp.	700	54
* Ciber Inc.	14,731	52
* TeleCommunication Systems Inc. Class A	13,200	41
* RealD Inc.	3,200	38
* NCI Inc. Class A	2,800	29
* XO Group Inc.	1,100	20
* Imation Corp.	4,878	18
Jabil Circuit Inc.	800	17

* Tremor Video Inc.	5,991	17
Pegasystems Inc.	800	17
* Veeco Instruments Inc.	200	7
* Trulia Inc.	100	5
* Dice Holdings Inc.	400	4
* Polycom Inc.	100	1
* MoSys Inc.	700	1
		1,140,558
Materials (3.2%)
Monsanto Co.	248,400	29,676
LyondellBasell Industries NV Class A	357,400	28,374
Ball Corp.	332,416	22,661
PPG Industries Inc.	80,655	18,643
Alcoa Inc.	1,055,900	16,673
Sherwin-Williams Co.	51,350	13,507
Dow Chemical Co.	292,713	13,351
Sealed Air Corp.	256,300	10,875
United States Steel Corp.	252,300	6,747
Air Products & Chemicals Inc.	45,402	6,548
Mosaic Co.	114,663	5,234
Avery Dennison Corp.	95,200	4,939
EI du Pont de Nemours & Co.	58,926	4,357
Bemis Co. Inc.	89,170	4,031
Eastman Chemical Co.	33,590	2,548
Ecolab Inc.	17,300	1,808
Nucor Corp.	33,180	1,627
Valspar Corp.	10,700	925
Vulcan Materials Co.	10,800	710
* Owens-Illinois Inc.	26,200	707
Ashland Inc.	5,100	611
Praxair Inc.	3,000	389
* Constellium NV Class A	18,200	299
Mesabi Trust	17,278	299
International Paper Co.	3,650	196
* Platform Specialty Products Corp.	7,600	176
* Mercer International Inc.	13,100	161
FMC Corp.	1,400	80
Orion Engineered Carbons SA	4,200	71
Innophos Holdings Inc.	1,200	70
MeadWestvaco Corp.	1,400	62
* Berry Plastics Group Inc.	1,900	60
Reliance Steel & Aluminum Co.	800	49
* Vista Gold Corp.	112,900	32
Globe Specialty Metals Inc.	1,400	24
Gold Resource Corp.	2,500	8
		196,530
Other (0.1%)
SPDR S&P 500 ETF Trust	44,672	9,180

Telecommunication Services (2.8%)
AT&T Inc.	2,500,172	83,981
Verizon Communications Inc.	1,051,880	49,207
CenturyLink Inc.	620,036	24,541
Frontier Communications Corp.	1,481,400	9,881
* Level 3 Communications Inc.	27,500	1,358
Windstream Holdings Inc.	32,400	267

	Inteliquent Inc.			10,400	204
*	Intelsat SA			8,700	151
*	T-Mobile US Inc.			2,100	57
*	Premiere Global Services Inc.			1,546	16
					169,663
Utilities (2.9%)
	PG&E Corp.			520,800	27,727
	NextEra Energy Inc.			172,930	18,381
	Edison International			257,300	16,848
	American Electric Power Co. Inc.			276,890	16,813
	Exelon Corp.			430,700	15,970
	Entergy Corp.			149,700	13,096
	Ameren Corp.			257,851	11,895
	CenterPoint Energy Inc.			457,450	10,718
	Sempra Energy			93,507	10,413
	Dominion Resources Inc.			120,646	9,278
	Duke Energy Corp.			107,350	8,968
	Public Service Enterprise Group Inc.			148,831	6,163
	Southern Co.			117,600	5,775
*	Dynegy Inc.			61,091	1,854
	FirstEnergy Corp.			35,950	1,402
	PPL Corp.			37,000	1,344
	TECO Energy Inc.			44,440	911
	Pinnacle West Capital Corp.			3,100	212
	ITC Holdings Corp.			4,900	198
	OGE Energy Corp.			4,500	160
	Northeast Utilities			2,330	125
	MDU Resources Group Inc.			900	21
	AGL Resources Inc.			100	5
					178,276
Total Common Stocks (Cost $4,894,086)					6,041,466
		Coupon
Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.3%)
[2,3] Vanguard Market Liquidity Fund		0.126%		139,423,000	139,423
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Federal Home Loan Bank Discount Notes	0.068%	1/23/15	300	300
4	Federal Home Loan Bank Discount Notes	0.060%	2/3/15	200	200
[4,5] Federal Home Loan Bank Discount Notes		0.087%	2/6/15	4,300	4,299
4	Federal Home Loan Bank Discount Notes	0.090%	2/11/15	1,000	1,000
[4,5] Federal Home Loan Bank Discount Notes		0.080%	2/20/15	100	100
[4,5] Federal Home Loan Bank Discount Notes		0.120%	3/18/15	100	100
[4,5] Federal Home Loan Bank Discount Notes		0.100%	4/24/15	1,000	1,000
					6,999
Total Temporary Cash Investments (Cost $146,423)					146,422
Total Investments (100.9%) (Cost $5,040,509)					6,187,888
Other Assets and Liabilities-Net (-0.9%)[3]					(55,769)
Net Assets (100.0%)					6,132,119
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $828,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 1.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $829,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $5,499,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,041,466	—	—
Temporary Cash Investments	139,423	6,999	—
Futures Contracts—Assets[1]	608	—	—
Futures Contracts—Liabilities[1]	(2,024)	—	—
Total	6,179,473	6,999	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the

Growth and Income Fund

fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	March 2015	125	64,138	2,507
E-mini S&P 500 Index	March 2015	134	13,751	(156)
				2,351

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2014, the cost of investment securities for tax purposes was $5,040,509,000. Net unrealized appreciation of investment securities for tax purposes was $1,147,379,000, consisting of unrealized gains of $1,204,293,000 on securities that had risen in value since their purchase and $56,914,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Broad Market Fund

Schedule of Investments
As of December 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (12.9%)
	Home Depot Inc.	64,600	6,781
	Walt Disney Co.	70,200	6,612
	Comcast Corp. Class A	91,891	5,331
	Lowe's Cos. Inc.	72,200	4,967
	NIKE Inc. Class B	46,800	4,500
*	O'Reilly Automotive Inc.	18,600	3,583
	Marriott International Inc. Class A	45,600	3,558
	Best Buy Co. Inc.	90,600	3,532
*	Murphy USA Inc.	47,500	3,271
	Macy's Inc.	49,600	3,261
	Cablevision Systems Corp. Class A	157,800	3,257
*	Strayer Education Inc.	40,600	3,016
*	Madison Square Garden Co. Class A	39,300	2,958
	Las Vegas Sands Corp.	38,500	2,239
	Royal Caribbean Cruises Ltd.	27,100	2,234
*	Tower International Inc.	82,300	2,103
	Aramark	66,300	2,065
*	Visteon Corp.	18,100	1,934
*	Skechers U.S.A. Inc. Class A	32,000	1,768
	TJX Cos. Inc.	22,300	1,529
*	Chipotle Mexican Grill Inc. Class A	2,100	1,437
*	DIRECTV	11,500	997
	Time Warner Inc.	7,100	607
	Expedia Inc.	4,000	341
	Twenty-First Century Fox Inc. Class A	6,800	261
	Gap Inc.	6,100	257
			72,399
Consumer Staples (8.0%)
	Altria Group Inc.	99,400	4,897
	Costco Wholesale Corp.	30,900	4,380
	PepsiCo Inc.	43,600	4,123
	Kimberly-Clark Corp.	35,500	4,102
	Kroger Co.	62,800	4,032
	Archer-Daniels-Midland Co.	74,900	3,895
	Dr Pepper Snapple Group Inc.	48,600	3,484
	Procter & Gamble Co.	34,551	3,147
	Bunge Ltd.	33,900	3,082
*	Pilgrim's Pride Corp.	90,650	2,972
	Sanderson Farms Inc.	32,700	2,747
	Coca-Cola Co.	31,780	1,342
	Wal-Mart Stores Inc.	8,465	727
	Philip Morris International Inc.	6,650	542
	Cal-Maine Foods Inc.	11,700	457
*	SUPERVALU Inc.	28,800	279
	Avon Products Inc.	25,600	240
*	Seaboard Corp.	51	214
	CVS Health Corp.	2,000	193
			44,855

Energy (7.0%)
Exxon Mobil Corp.	89,320	8,258
ConocoPhillips	68,240	4,713
EOG Resources Inc.	42,400	3,904
Valero Energy Corp.	63,900	3,163
Devon Energy Corp.	51,600	3,158
Tesoro Corp.	40,300	2,996
Chevron Corp.	26,565	2,980
Hess Corp.	38,000	2,805
* Kosmos Energy Ltd.	270,800	2,272
Nabors Industries Ltd.	147,600	1,916
* REX American Resources Corp.	29,400	1,822
Occidental Petroleum Corp.	10,200	822
Schlumberger Ltd.	8,310	710
		39,519
Financials (18.7%)
Wells Fargo & Co.	176,270	9,663
JPMorgan Chase & Co.	139,336	8,720
Goldman Sachs Group Inc.	27,200	5,272
PNC Financial Services Group Inc.	46,600	4,251
Capital One Financial Corp.	50,700	4,185
Travelers Cos. Inc.	38,500	4,075
American Express Co.	40,800	3,796
Ameriprise Financial Inc.	28,700	3,796
* Berkshire Hathaway Inc. Class B	24,300	3,649
Allstate Corp.	48,400	3,400
Everest Re Group Ltd.	19,700	3,355
Voya Financial Inc.	76,600	3,246
Navient Corp.	148,300	3,205
Fifth Third Bancorp	147,700	3,010
Discover Financial Services	45,400	2,973
Reinsurance Group of America Inc. Class A	33,800	2,962
CIT Group Inc.	61,700	2,951
PartnerRe Ltd.	25,300	2,888
Simon Property Group Inc.	13,300	2,422
RenaissanceRe Holdings Ltd.	24,900	2,421
US Bancorp	40,250	1,809
General Growth Properties Inc.	62,100	1,747
Host Hotels & Resorts Inc.	71,400	1,697
Bank of America Corp.	91,200	1,632
RLJ Lodging Trust	46,000	1,542
Omega Healthcare Investors Inc.	34,900	1,364
Ventas Inc.	19,000	1,362
Ryman Hospitality Properties Inc.	25,300	1,334
Hospitality Properties Trust	41,100	1,274
Columbia Property Trust Inc.	48,200	1,222
Citigroup Inc.	21,900	1,185
Geo Group Inc.	28,500	1,150
Retail Properties of America Inc.	66,900	1,117
Weingarten Realty Investors	31,500	1,100
DuPont Fabros Technology Inc.	24,500	814
Chambers Street Properties	101,000	814
Kimco Realty Corp.	26,500	666
Montpelier Re Holdings Ltd.	17,100	613
* Walker & Dunlop Inc.	26,700	468
SunTrust Banks Inc.	11,000	461
Digital Realty Trust Inc.	6,200	411

* Springleaf Holdings Inc.	10,100	365
Health Care REIT Inc.	4,800	363
MidSouth Bancorp Inc.	12,900	224
International Bancshares Corp.	8,000	212
		105,186
Health Care (14.2%)
Johnson & Johnson	98,907	10,343
Pfizer Inc.	238,258	7,422
* Gilead Sciences Inc.	65,900	6,212
AbbVie Inc.	84,400	5,523
Eli Lilly & Co.	68,720	4,741
* Express Scripts Holding Co.	55,900	4,733
Merck & Co. Inc.	74,183	4,213
* Anthem Inc.	32,000	4,021
Cigna Corp.	37,900	3,900
Cardinal Health Inc.	48,000	3,875
* Edwards Lifesciences Corp.	27,300	3,477
CR Bard Inc.	20,500	3,416
Omnicare Inc.	43,000	3,136
* Centene Corp.	28,700	2,981
* Charles River Laboratories International Inc.	42,600	2,711
Bristol-Myers Squibb Co.	44,700	2,639
Allergan Inc.	7,400	1,573
* Quintiles Transnational Holdings Inc.	18,700	1,101
* Boston Scientific Corp.	81,100	1,075
* Infinity Pharmaceuticals Inc.	62,400	1,054
* Sequenom Inc.	173,800	643
PDL BioPharma Inc.	64,000	493
Phibro Animal Health Corp. Class A	8,600	271
* Alliance HealthCare Services Inc.	12,600	264
* Covance Inc.	1,200	125
		79,942
Industrials (10.8%)
General Electric Co.	251,380	6,352
Union Pacific Corp.	43,800	5,218
Boeing Co.	39,950	5,193
Lockheed Martin Corp.	22,800	4,391
General Dynamics Corp.	30,000	4,129
Southwest Airlines Co.	94,400	3,995
Northrop Grumman Corp.	26,130	3,851
Illinois Tool Works Inc.	39,700	3,759
* Spirit AeroSystems Holdings Inc. Class A	77,100	3,318
Cintas Corp.	41,800	3,279
* United Rentals Inc.	28,800	2,938
Pitney Bowes Inc.	115,300	2,810
Caterpillar Inc.	22,900	2,096
^ Greenbrier Cos. Inc.	38,800	2,085
Alaska Air Group Inc.	30,700	1,835
Aircastle Ltd.	58,800	1,256
* AECOM Technology Corp.	36,700	1,114
* United Continental Holdings Inc.	11,700	783
* Meritor Inc.	44,100	668
SPX Corp.	5,000	430
Argan Inc.	12,700	427
* CRA International Inc.	9,800	297

* PAM Transportation Services Inc.	2,500	130
		60,354
Information Technology (18.2%)
Apple Inc.	138,740	15,314
Microsoft Corp.	143,497	6,665
International Business Machines Corp.	32,142	5,157
Hewlett-Packard Co.	127,800	5,129
MasterCard Inc. Class A	53,000	4,567
Texas Instruments Inc.	83,100	4,443
Western Digital Corp.	33,100	3,664
* Electronic Arts Inc.	74,900	3,521
* Take-Two Interactive Software Inc.	117,700	3,299
Computer Sciences Corp.	50,800	3,203
CDW Corp.	88,000	3,095
Booz Allen Hamilton Holding Corp.	115,300	3,059
* ARRIS Group Inc.	96,900	2,925
* Manhattan Associates Inc.	71,400	2,907
Heartland Payment Systems Inc.	50,900	2,746
* Aspen Technology Inc.	76,900	2,693
* RF Micro Devices Inc.	161,500	2,679
* Anixter International Inc.	27,400	2,424
* Google Inc. Class C	4,380	2,306
* Google Inc. Class A	4,180	2,218
* Blackhawk Network Holdings Inc.	52,500	2,037
Science Applications International Corp.	40,800	2,021
* Freescale Semiconductor Ltd.	72,600	1,832
* Advanced Micro Devices Inc.	677,600	1,809
* Sykes Enterprises Inc.	75,800	1,779
Accenture plc Class A	19,200	1,715
Harris Corp.	19,000	1,365
Intel Corp.	35,990	1,306
Broadridge Financial Solutions Inc.	24,500	1,131
* Facebook Inc. Class A	11,100	866
EarthLink Holdings Corp.	179,200	787
* Glu Mobile Inc.	153,200	597
Oracle Corp.	12,548	564
Cisco Systems Inc.	15,450	430
Lexmark International Inc. Class A	10,200	421
* ePlus Inc.	4,900	371
* Quantum Corp.	153,200	270
* Gartner Inc.	3,100	261
DST Systems Inc.	2,590	244
* Super Micro Computer Inc.	5,800	202
QUALCOMM Inc.	1,700	126
MAXIMUS Inc.	2,200	121
		102,269
Materials (3.4%)
PPG Industries Inc.	17,300	3,999
Ball Corp.	48,800	3,327
LyondellBasell Industries NV Class A	37,500	2,977
Sherwin-Williams Co.	9,900	2,604
* Stillwater Mining Co.	149,200	2,199
Alcoa Inc.	124,100	1,959
Avery Dennison Corp.	29,100	1,510
CF Industries Holdings Inc.	1,900	518
		19,093

Telecommunication Services (2.5%)
Verizon Communications Inc.			150,657	7,048
AT&T Inc.			187,529	6,299
CenturyLink Inc.			17,500	692
				14,039
Utilities (3.8%)
American Electric Power Co. Inc.			65,500	3,977
Exelon Corp.			103,700	3,845
Edison International			56,800	3,719
Entergy Corp.			40,400	3,534
PG&E Corp.			45,200	2,407
Vectren Corp.			43,400	2,007
WGL Holdings Inc.			24,700	1,349
Unitil Corp.			12,300	451
				21,289
Total Common Stocks (Cost $421,099)				558,945
	Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.126%		3,277,574	3,278

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.060%	2/3/15	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.100%	4/24/15	100	100
				200
Total Temporary Cash Investments (Cost $3,478)				3,478
Total Investments (100.1%) (Cost $424,577)				562,423
Other Assets and Liabilities-Net (-0.1%)[3]				(321)
Net Assets (100%)				562,102

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $322,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $330,000 of collateral received for securities on loan.

4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued

Structured Broad Market Fund

using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	558,945	—	—
Temporary Cash Investments	3,278	200	—
Futures Contracts—Liabilities[1]	(36)	—	—
Total	562,187	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Structured Broad Market Fund

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	March 2015	5	2,565	50
E-mini S&P 500 Index	March 2015	6	616	(2)
				48

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2014, the cost of investment securities for tax purposes was $424,577,000. Net unrealized appreciation of investment securities for tax purposes was $137,846,000, consisting of unrealized gains of $145,409,000 on securities that had risen in value since their purchase and $7,563,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (12.5%)
Home Depot Inc.	69,775	7,324
Comcast Corp. Class A	119,100	6,909
Lowe's Cos. Inc.	74,200	5,105
Time Warner Inc.	59,200	5,057
NIKE Inc. Class B	51,800	4,981
Delphi Automotive plc	50,400	3,665
* O'Reilly Automotive Inc.	18,200	3,506
Marriott International Inc. Class A	44,250	3,453
Macy's Inc.	50,450	3,317
Best Buy Co. Inc.	84,300	3,286
H&R Block Inc.	96,800	3,260
Cablevision Systems Corp. Class A	155,200	3,203
Expedia Inc.	36,400	3,107
Walt Disney Co.	32,479	3,059
* Chipotle Mexican Grill Inc. Class A	4,000	2,738
Wyndham Worldwide Corp.	29,700	2,547
* DIRECTV	15,000	1,301
* Amazon.com Inc.	2,400	745
Comcast Corp.	10,525	606
L Brands Inc.	4,300	372
* News Corp. Class A	22,300	350
Staples Inc.	18,500	335
		68,226
Consumer Staples (9.9%)
PepsiCo Inc.	75,492	7,139
Altria Group Inc.	115,500	5,691
Procter & Gamble Co.	53,794	4,900
Costco Wholesale Corp.	34,000	4,820
Kimberly-Clark Corp.	36,800	4,252
Archer-Daniels-Midland Co.	76,300	3,968
Kroger Co.	61,400	3,942
Dr Pepper Snapple Group Inc.	47,000	3,369
ConAgra Foods Inc.	91,400	3,316
Avon Products Inc.	299,400	2,811
Wal-Mart Stores Inc.	26,946	2,314
Coca-Cola Co.	52,780	2,228
Philip Morris International Inc.	22,236	1,811
Reynolds American Inc.	27,900	1,793
* Monster Beverage Corp.	9,000	975
Clorox Co.	5,700	594
CVS Health Corp.	4,100	395
		54,318
Energy (8.0%)
Exxon Mobil Corp.	154,239	14,259
Chevron Corp.	38,556	4,325
Anadarko Petroleum Corp.	50,100	4,133
EOG Resources Inc.	41,800	3,849
Valero Energy Corp.	75,500	3,737

Tesoro Corp.	42,600	3,167
Nabors Industries Ltd.	225,600	2,928
National Oilwell Varco Inc.	43,900	2,877
* Newfield Exploration Co.	96,600	2,620
* FMC Technologies Inc.	15,300	717
Schlumberger Ltd.	6,025	515
* Southwestern Energy Co.	15,900	434
		43,561
Financials (16.4%)
Wells Fargo & Co.	196,135	10,752
JPMorgan Chase & Co.	161,379	10,099
Citigroup Inc.	105,225	5,694
Goldman Sachs Group Inc.	27,900	5,408
Morgan Stanley	123,100	4,776
Capital One Financial Corp.	53,400	4,408
Travelers Cos. Inc.	38,000	4,022
Allstate Corp.	55,800	3,920
Discover Financial Services	59,850	3,920
Ameriprise Financial Inc.	28,400	3,756
US Bancorp	82,400	3,704
Navient Corp.	150,400	3,250
Assurant Inc.	46,300	3,168
* Berkshire Hathaway Inc. Class B	19,805	2,974
Bank of America Corp.	154,653	2,767
* Berkshire Hathaway Inc. Class A	11	2,486
Health Care REIT Inc.	29,000	2,194
Ventas Inc.	28,800	2,065
General Growth Properties Inc.	72,000	2,025
Weyerhaeuser Co.	49,700	1,784
PNC Financial Services Group Inc.	15,000	1,368
Lincoln National Corp.	23,400	1,349
AvalonBay Communities Inc.	7,000	1,144
Prologis Inc.	20,400	878
Apartment Investment & Management Co. Class A	21,400	795
Iron Mountain Inc.	17,100	661
Simon Property Group Inc.	1,700	310
Chubb Corp.	1,100	114
Moody's Corp.	500	48
		89,839
Health Care (15.0%)
Johnson & Johnson	112,046	11,717
* Gilead Sciences Inc.	73,200	6,900
Pfizer Inc.	196,675	6,126
AbbVie Inc.	91,568	5,992
Bristol-Myers Squibb Co.	96,800	5,714
* Express Scripts Holding Co.	58,400	4,945
Eli Lilly & Co.	70,887	4,890
* Anthem Inc.	31,900	4,009
Aetna Inc.	44,200	3,926
Cardinal Health Inc.	46,400	3,746
Zoetis Inc.	82,900	3,567
* Edwards Lifesciences Corp.	26,150	3,331
* Boston Scientific Corp.	245,100	3,248
CR Bard Inc.	18,600	3,099
* Biogen Idec Inc.	6,700	2,274
Merck & Co. Inc.	39,844	2,263

Allergan Inc.	8,900	1,892
AmerisourceBergen Corp. Class A	19,700	1,776
Amgen Inc.	6,200	988
* Mylan Inc.	13,600	767
* Hospira Inc.	10,700	655
UnitedHealth Group Inc.	600	61
		81,886
Industrials (9.9%)
General Electric Co.	409,122	10,339
Union Pacific Corp.	46,000	5,480
Boeing Co.	35,700	4,640
Lockheed Martin Corp.	23,600	4,545
Caterpillar Inc.	49,000	4,485
General Dynamics Corp.	30,500	4,197
Illinois Tool Works Inc.	42,000	3,977
Southwest Airlines Co.	93,200	3,944
Cintas Corp.	43,100	3,381
Pitney Bowes Inc.	126,300	3,078
* United Rentals Inc.	28,900	2,948
3M Co.	14,000	2,301
Allegion plc	9,000	499
PACCAR Inc.	5,000	340
CH Robinson Worldwide Inc.	3,000	225
United Technologies Corp.	186	21
		54,400
Information Technology (18.9%)
Apple Inc.	182,674	20,164
Microsoft Corp.	187,541	8,711
Intel Corp.	221,253	8,029
International Business Machines Corp.	46,040	7,387
Hewlett-Packard Co.	132,750	5,327
Accenture plc Class A	53,500	4,778
* Google Inc. Class C	8,205	4,319
MasterCard Inc. Class A	45,000	3,877
Western Digital Corp.	34,100	3,775
* Fiserv Inc.	49,300	3,499
* Electronic Arts Inc.	72,700	3,418
Harris Corp.	45,300	3,253
Computer Sciences Corp.	51,600	3,253
Western Union Co.	180,900	3,240
* Google Inc. Class A	5,805	3,081
Intuit Inc.	26,400	2,434
* Facebook Inc. Class A	27,050	2,110
Seagate Technology plc	28,500	1,895
Texas Instruments Inc.	28,600	1,529
* F5 Networks Inc.	11,600	1,513
* Cognizant Technology Solutions Corp. Class A	26,900	1,417
Oracle Corp.	31,188	1,403
Cisco Systems Inc.	50,115	1,394
NVIDIA Corp.	56,000	1,123
Visa Inc. Class A	3,900	1,023
QUALCOMM Inc.	11,857	881
Symantec Corp.	16,300	418
		103,251
Materials (3.7%)
PPG Industries Inc.	17,114	3,956

LyondellBasell Industries NV Class A			49,700	3,946
Alcoa Inc.			218,100	3,444
Ball Corp.			48,400	3,299
Avery Dennison Corp.			60,200	3,123
United States Steel Corp.			57,400	1,535
Sherwin-Williams Co.			4,500	1,183
				20,486
Telecommunication Services (1.8%)
AT&T Inc.			178,535	5,997
Verizon Communications Inc.			70,096	3,279
Frontier Communications Corp.			66,300	442
				9,718
Utilities (3.7%)
Exelon Corp.			106,700	3,957
American Electric Power Co. Inc.			64,300	3,904
Edison International			55,300	3,621
PG&E Corp.			67,700	3,604
Entergy Corp.			38,800	3,394
Public Service Enterprise Group Inc.			28,000	1,160
Consolidated Edison Inc.			8,300	548
				20,188
Total Common Stocks (Cost $436,735)				545,873
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
2 Vanguard Market Liquidity Fund	0.126%		1,605,057	1,605

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.070%	3/27/15	200	200
Total Temporary Cash Investments (Cost $1,805)				1,805
Total Investments (100.1%) (Cost $438,540)				547,678
Other Assets and Liabilities-Net (-0.1%)				(357)
Net Assets (100%)				547,321

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Structured Large-Cap Equity Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	545,873	—	—
Temporary Cash Investments	1,605	200	—
Futures Contracts—Liabilities[1]	(15)	—	—
Total	547,463	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Structured Large-Cap Equity Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2015	8	821	—
S&P 500 Index	March 2015	1	513	21
				21

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2014, the cost of investment securities for tax purposes was $438,540,000. Net unrealized appreciation of investment securities for tax purposes was $109,138,000, consisting of unrealized gains of $117,238,000 on securities that had risen in value since their purchase and $8,100,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2015

VANGUARD QUANTITATIVE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 18, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.